Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Current income taxes
U.S. federal	$ 30,985
U.S. state
Total current income taxes	30,985
Deferred income taxes
U.S. federal
U.S. state
Total deferred income tax benefit